BASIC AND DILUTED INCOME PER SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Number of share options and warrants outstanding (in shares)	5,834,519	5,852,864	5,562,984	7,021,514
Share options
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	4,609,353	4,771,770	4,744,760
Restricted share
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	605,944	0	0
Contingently issuable shares
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	0	0	617,322